Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

05001226

1-15897

NYSE

Cert NYS

January 26, 2005

JAN 2 6 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, iShares Trust, iShares KLD Select Social Index Fund and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 26, 2005. Tentative listing date – January 28, 2005.

Sincerely,

Paras Madho

PROCESSED
JAN 2 7 2005
THOMSON
FINANCIAL